Taxation (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Tax Rates [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(1.00%)	1.00%	(2.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction	(2.00%)	(1.00%)	(1.00%)
Change in valuation allowance	(21.00%)	(24.00%)	(23.00%)
Effect of change in tax rate on deferred tax assets/liabilities	(0.00%)	(1.00%)	1.00%
Expiration of net operating loss	(1.00%)	0.00%	0.00%
Recognition of the unrecognized tax benefit	(0.00%)	(3.00%)	(2.00%)
Effective tax rate	0.00%	(3.00%)	(2.00%)